Operating Leases and Obligations Related to Finance Leases - Finance Lease Obligation (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 31, 2024	May 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Lessee, Lease, Description [Line Items]
Finance Lease, Liability, Gross			$ 140,811	$ 536,480
Obligations related to finance leases			139,599	532,760
Less: current portion			(20,517)	(60,161)
Long-term obligations related to finance leases			119,082	472,599
Proceeds from financings related to sale and leaseback of vessels, net of issuance costs (note 8)			0	288,108	$ 140,226
July 2017 and November 2018 Sale Leaseback
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Cost of Repurchase		$ 142,800
February 2022 Sale Leaseback | Subsequent Event [Member]
Lessee, Lease, Description [Line Items]
Sale Leaseback Transaction, Cost of Repurchase	$ 137,000
Finance Lease Obligations
Lessee, Lease, Description [Line Items]
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net			$ (1,212)	$ (3,720)